Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax assets not brought to account	$ 55,802	$ 58,157